UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2016

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Corporate Income Shares

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 92.3%
Industrial - 51.5%
Basic - 7.4%
Agrium, Inc.
3.375%, 3/15/25	$45	$42,934
Alpek SAB de CV
4.50%, 11/20/22 (a)	200	203,600
Barrick Gold Corp.
4.10%, 5/01/23	180	161,096
Barrick North America Finance LLC
4.40%, 5/30/21	240	232,791
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24	200	201,935
CF Industries, Inc.
7.125%, 5/01/20	130	154,296
Dow Chemical Co. (The)
4.25%, 11/15/20	300	319,084
8.55%, 5/15/19	185	224,954
Eastman Chemical Co.
3.80%, 3/15/25	160	157,533
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20	284	275,480
Freeport-McMoRan, Inc.
2.375%, 3/15/18	69	64,343
3.55%, 3/01/22	195	163,556
5.45%, 3/15/43	75	55,125
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	110	123,100
Glencore Funding LLC
2.125%, 4/16/18 (a)	79	77,909
4.00%, 4/16/25 (a)	75	68,495
International Paper Co.
3.80%, 1/15/26	98	95,591
4.75%, 2/15/22	145	156,152
5.15%, 5/15/46	26	25,704
LYB International Finance BV
4.875%, 3/15/44	120	116,131
LyondellBasell Industries NV
5.00%, 4/15/19	430	466,538
Monsanto Co.
3.375%, 7/15/24	145	139,950
Mosaic Co. (The)
5.625%, 11/15/43	63	67,674
Newmont Mining Corp.
4.875%, 3/15/42	90	70,184
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	212	206,811
Teck Resources Ltd.
4.50%, 1/15/21	250	213,565
5.20%, 3/01/42	80	55,195
Vale Overseas Ltd.
4.375%, 1/11/22	250	240,675
Weyerhaeuser Co.
4.625%, 9/15/23	120	128,117

		4,508,518

	Principal Amount (000)	U.S. $ Value
Capital Goods - 1.7%
BAE Systems Holdings, Inc.
3.80%, 10/07/24 (a)	76	76,515
Caterpillar Financial Services Corp. Series G
1.70%, 6/16/18	200	200,453
Embraer SA
5.15%, 6/15/22	200	203,250
Molex Electronic Technologies LLC
2.878%, 4/15/20 (a)	130	128,399
Owens Corning
7.00%, 12/01/36 (b)	110	128,223
9.00%, 6/15/19	210	249,796
Yamana Gold, Inc.
4.95%, 7/15/24	52	46,913

		1,033,549

Communications - Media - 6.0%
21st Century Fox America, Inc.
4.75%, 9/15/44	75	73,841
7.43%, 10/01/26	55	68,308
8.875%, 4/26/23	125	165,991
CBS Corp.
3.50%, 1/15/25	140	134,224
4.90%, 8/15/44	80	75,795
5.75%, 4/15/20	184	207,784
CCO Safari II LLC
4.908%, 7/23/25 (a)	150	150,332
6.484%, 10/23/45 (a)	120	124,195
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	152,394
Comcast Corp.
5.70%, 5/15/18	100	111,107
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22	90	90,158
4.45%, 4/01/24	200	205,637
4.60%, 2/15/21	200	212,323
5.00%, 3/01/21	110	118,822
Discovery Communications LLC
4.875%, 4/01/43	84	75,428
Grupo Televisa SAB
6.625%, 1/15/40	80	92,560
McGraw Hill Financial, Inc.
4.00%, 6/15/25 (a)	140	140,848
Moody’s Corp.
2.75%, 7/15/19	79	79,921
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	68	68,505
TCI Communications, Inc.
7.875%, 2/15/26	250	339,190
Time Warner Cable, Inc.
4.50%, 9/15/42	65	52,443
5.875%, 11/15/40	30	28,404
6.55%, 5/01/37	39	39,828

	Principal Amount (000)	U.S. $ Value
Time Warner, Inc.
3.60%, 7/15/25	250	241,691
4.00%, 1/15/22	140	144,386
4.70%, 1/15/21	60	64,877
6.25%, 3/29/41	85	98,428
Viacom, Inc.
3.875%, 12/15/21-4/01/24	250	248,372
5.25%, 4/01/44	50	46,300

		3,652,092

Communications - Telecommunications - 7.2%
America Movil SAB de CV
5.00%, 3/30/20	120	132,636
American Tower Corp.
3.40%, 2/15/19	40	40,911
4.00%, 6/01/25	95	93,339
4.50%, 1/15/18	40	42,093
5.05%, 9/01/20	120	130,391
7.25%, 5/15/19	150	173,183
Ameritech Capital Funding Corp.
6.55%, 1/15/28	130	147,034
AT&T, Inc.
3.00%, 2/15/22	420	409,973
3.875%, 8/15/21	230	236,829
BellSouth Corp.
6.55%, 6/15/34	145	159,655
British Telecommunications PLC
9.625%, 12/15/30	175	260,766
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)	190	193,562
Rogers Communications, Inc.
4.10%, 10/01/23	190	193,426
Telefonica Emisiones SAU
3.192%, 4/27/18	400	411,022
5.462%, 2/16/21	145	161,657
Verizon Communications, Inc.
2.625%, 2/21/20	215	214,766
3.50%, 11/01/21	585	596,980
3.85%, 11/01/42	245	206,249
4.272%, 1/15/36 (a)	185	167,682
6.55%, 9/15/43	154	181,940
Verizon New York, Inc.
Series B
7.375%, 4/01/32	170	203,632
Vodafone Group PLC
4.375%, 2/19/43	70	61,494

		4,419,220

Consumer Cyclical - Automotive - 2.7%
Ford Motor Co.
6.50%, 8/01/18	225	254,424
Ford Motor Credit Co. LLC
2.24%, 6/15/18	250	249,730
5.875%, 8/02/21	575	648,103
General Motors Co.
4.875%, 10/02/23	170	174,286

	Principal Amount (000)	U.S. $ Value
General Motors Financial Co., Inc.
3.50%, 7/10/19	230	233,743
4.00%, 1/15/25	46	44,240
4.30%, 7/13/25	50	49,343

		1,653,869

Consumer Cyclical - Entertainment - 0.3%
Carnival Corp.
1.875%, 12/15/17	180	180,601

Consumer Cyclical - Other - 0.5%
Marriott International, Inc./MD
3.00%, 3/01/19	151	154,866
Wyndham Worldwide Corp.
2.50%, 3/01/18	115	115,079

		269,945

Consumer Cyclical - Restaurants - 0.1%
Yum! Brands, Inc.
3.875%, 11/01/20	60	62,409

Consumer Cyclical - Retailers - 1.8%
Advance Auto Parts, Inc.
4.50%, 12/01/23	115	120,360
CVS Health Corp.
5.125%, 7/20/45	100	105,952
Gap, Inc. (The)
5.95%, 4/12/21	100	112,303
Home Depot, Inc. (The)
5.40%, 9/15/40	130	152,048
5.875%, 12/16/36	30	36,696
Kohl’s Corp.
4.25%, 7/17/25	102	102,003
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	250	257,668
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	193	191,991

		1,079,021

Consumer Non-Cyclical - 8.1%
AbbVie, Inc.
2.90%, 11/06/22	100	97,023
3.60%, 5/14/25	90	88,664
4.70%, 5/14/45	65	63,429
Actavis Funding SCS
3.00%, 3/12/20	90	89,547
3.80%, 3/15/25	212	206,671
Actavis, Inc.
1.875%, 10/01/17	130	129,954
Altria Group, Inc.
4.75%, 5/05/21	370	401,532
Amgen, Inc.
4.40%, 5/01/45	90	83,815
Baxalta, Inc.
5.25%, 6/23/45 (a)	100	101,199
Becton Dickinson and Co.
2.675%, 12/15/19	42	42,303
3.25%, 11/12/20	79	81,225
3.734%, 12/15/24	36	35,783

	Principal Amount (000)	U.S. $ Value
Celgene Corp.
3.625%, 5/15/24	110	108,140
ConAgra Foods, Inc.
3.20%, 1/25/23	40	37,957
5.819%, 6/15/17	200	214,223
Forest Laboratories LLC
4.375%, 2/01/19 (a)	105	111,060
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (a)	100	105,524
Imperial Tobacco Finance PLC
2.95%, 7/21/20 (a)	200	199,149
JM Smucker Co. (The)
2.50%, 3/15/20 (a)	42	41,923
3.00%, 3/15/22 (a)	65	63,943
Kraft Foods Group, Inc.
3.50%, 6/06/22	200	202,803
Kraft Heinz Foods Co.
3.50%, 7/15/22 (a)	213	214,797
5.20%, 7/15/45 (a)	120	125,936
Kroger Co. (The)
3.85%, 8/01/23	180	184,476
Laboratory Corp. of America Holdings
3.20%, 2/01/22	42	41,526
3.60%, 2/01/25	41	39,522
McKesson Corp.
7.50%, 2/15/19	105	123,599
Medtronic, Inc.
3.15%, 3/15/22 (a)	130	130,876
Mylan, Inc.
2.60%, 6/24/18	140	140,169
PepsiCo, Inc.
1.25%, 4/30/18	230	228,964
Perrigo Co. PLC
4.00%, 11/15/23	200	202,835
Procter & Gamble Co. (The)
5.80%, 8/15/34	55	69,331
Reynolds American, Inc.
3.25%, 11/01/22	61	59,271
3.75%, 5/20/23 (a)	45	44,241
4.00%, 6/12/22	71	72,910
4.85%, 9/15/23	40	42,495
5.85%, 8/15/45	82	88,172
Tyson Foods, Inc.
2.65%, 8/15/19	24	24,191
3.95%, 8/15/24	75	75,795
4.50%, 6/15/22	110	116,714
Whirlpool Corp.
3.70%, 3/01/23	120	120,404
Wyeth LLC
6.00%, 2/15/36	100	122,561
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20	90	89,686
3.55%, 4/01/25	70	67,606

		4,931,944

	Principal Amount (000)	U.S. $ Value
Energy - 10.7%
Anadarko Petroleum Corp.
6.20%, 3/15/40	35	38,432
6.375%, 9/15/17	265	289,667
Apache Corp.
4.25%, 1/15/44	105	89,403
Boardwalk Pipelines LP
4.95%, 12/15/24	65	63,085
Canadian Natural Resources Ltd.
3.90%, 2/01/25	245	238,326
Cenovus Energy, Inc.
5.70%, 10/15/19	300	333,099
Columbia Pipeline Group, Inc.
4.50%, 6/01/25 (a)	120	119,395
ConocoPhillips Holding Co.
6.95%, 4/15/29	166	213,496
Devon Energy Corp.
5.00%, 6/15/45	100	96,693
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	90	69,344
Enbridge Energy Partners LP
4.20%, 9/15/21	100	102,418
Encana Corp.
3.90%, 11/15/21	125	124,891
5.15%, 11/15/41	85	76,221
Energy Transfer Partners LP
4.05%, 3/15/25	135	125,689
4.65%, 6/01/21	277	283,983
EnLink Midstream Partners LP
5.05%, 4/01/45	95	83,150
Ensco PLC
5.20%, 3/15/25	120	114,036
Enterprise Products Operating LLC
3.70%, 2/15/26	90	87,146
3.75%, 2/15/25	265	259,761
4.90%, 5/15/46	45	42,276
5.25%, 1/31/20	350	386,582
Hess Corp.
3.50%, 7/15/24	36	34,570
5.60%, 2/15/41	95	95,257
7.875%, 10/01/29	59	73,847
Husky Energy, Inc.
3.95%, 4/15/22	50	49,668
4.00%, 4/15/24	59	57,690
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	175	168,629
4.15%, 2/01/24	170	161,682
7.40%, 3/15/31	145	158,417
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)	235	245,594
5.05%, 2/15/46	100	84,913
Marathon Oil Corp.
6.80%, 3/15/32	35	40,119
Marathon Petroleum Corp.
5.125%, 3/01/21	120	132,082
Noble Energy, Inc.
3.90%, 11/15/24	100	97,309
4.15%, 12/15/21	65	67,180

	Principal Amount (000)	U.S. $ Value
ONEOK Partners LP
3.375%, 10/01/22	190	175,023
4.90%, 3/15/25	30	29,365
Phillips 66
4.30%, 4/01/22	54	56,893
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	156	150,005
Spectra Energy Capital LLC
8.00%, 10/01/19	23	27,204
Spectra Energy Partners LP
2.95%, 9/25/18	77	78,694
3.50%, 3/15/25	70	66,671
4.50%, 3/15/45	50	43,901
4.60%, 6/15/21	75	80,085
Suncor Energy, Inc.
6.50%, 6/15/38	100	122,324
Sunoco Logistics Partners Operations LP
4.25%, 4/01/24	164	159,075
5.30%, 4/01/44	60	54,434
Valero Energy Corp.
6.125%, 2/01/20	70	79,640
6.625%, 6/15/37	67	76,515
Weatherford International Ltd./Bermuda
5.125%, 9/15/20	85	82,340
9.625%, 3/01/19	45	51,367
Western Gas Partners LP
3.95%, 6/01/25	100	95,631
Williams Partners LP
3.60%, 3/15/22	200	192,980
3.90%, 1/15/25	69	64,393
4.125%, 11/15/20	145	150,107

		6,540,697

Services - 0.1%
Amazon.com, Inc.
4.95%, 12/05/44	40	40,056

Technology - 3.9%
Apple, Inc.
3.45%, 2/09/45	70	60,018
Cisco Systems, Inc.
3.50%, 6/15/25	150	152,389
Fidelity National Information Services, Inc.
3.875%, 6/05/24	245	235,263
Hewlett-Packard Co.
2.75%, 1/14/19	14	14,171
3.75%, 12/01/20	87	89,844
4.30%, 6/01/21	80	83,763
4.375%, 9/15/21	25	26,188
4.65%, 12/09/21	89	94,130
5.40%, 3/01/17	64	67,817
Intel Corp.
3.70%, 7/29/25	120	121,136
KLA-Tencor Corp.
4.65%, 11/01/24	215	212,782
Lam Research Corp.
2.75%, 3/15/20	115	114,569

	Principal Amount (000)	U.S. $ Value
Motorola Solutions, Inc.
3.75%, 5/15/22	220	216,068
Oracle Corp.
3.875%, 7/15/20	250	267,793
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25	255	255,795
4.875%, 6/01/27 (a)	80	76,957
Texas Instruments, Inc.
1.75%, 5/01/20	115	114,314
Total System Services, Inc.
2.375%, 6/01/18	105	104,613
Xerox Corp.
2.80%, 5/15/20	95	94,842

		2,402,452

Transportation - Railroads - 0.4%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44	85	84,393
CSX Corp.
4.40%, 3/01/43	180	174,680

		259,073

Transportation - Services - 0.6%
FedEx Corp.
8.00%, 1/15/19	40	47,850
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 5/11/17 (a)	120	123,960
Ryder System, Inc.
2.50%, 3/01/18	185	187,951
5.85%, 11/01/16	28	29,528

		389,289

		31,422,735

Financial Institutions - 37.2%
Banking - 22.0%
Abbey National Treasury Services PLC/London
2.375%, 3/16/20	115	115,430
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	200	200,390
Series E
6.25%, 9/13/22 (a)	255	272,850
Bank of America Corp.
3.30%, 1/11/23	140	138,005
4.00%, 1/22/25	465	456,154
4.10%, 7/24/23	200	206,719
4.20%, 8/26/24	60	60,246
4.875%, 4/01/44	120	124,695
5.00%, 5/13/21	235	258,587
Barclays PLC
3.65%, 3/16/25	200	191,765
BB&T Corp.
5.25%, 11/01/19	275	303,471

	Principal Amount (000)	U.S. $ Value
BPCE SA
5.15%, 7/21/24 (a)	200	205,290
Capital One Bank USA NA
3.375%, 2/15/23	275	265,286
Citigroup, Inc.
3.50%, 5/15/23	170	166,799
3.875%, 3/26/25	90	87,244
5.875%, 1/30/42	110	128,964
6.625%, 1/15/28	210	261,795
Compass Bank
2.75%, 9/29/19	250	249,413
3.875%, 4/10/25	250	237,018
5.50%, 4/01/20	110	119,978
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.375%, 8/04/25	250	251,153
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20 (a)	250	248,624
Credit Suisse/New York NY
5.30%, 8/13/19	110	121,999
Discover Bank/Greenwood DE
3.10%, 6/04/20	250	250,194
Fifth Third Bancorp
3.50%, 3/15/22	31	31,443
5.45%, 1/15/17	105	110,563
Goldman Sachs Group, Inc. (The)
2.375%, 1/22/18	130	131,912
3.85%, 7/08/24	350	353,844
5.15%, 5/22/45	95	93,466
Series D
6.00%, 6/15/20	480	550,185
Series G
7.50%, 2/15/19	75	88,318
HSBC Holdings PLC
4.875%, 1/14/22	350	388,742
HSBC USA, Inc.
5.00%, 9/27/20	300	334,344
Huntington National Bank (The)
2.00%, 6/30/18	300	300,097
JPMorgan Chase & Co.
3.125%, 1/23/25	440	422,981
3.875%, 9/10/24	110	108,645
4.95%, 6/01/45	120	119,116
Morgan Stanley
2.65%, 1/27/20	177	177,652
2.80%, 6/16/20	200	201,092
5.625%, 9/23/19	604	676,706
Series G
4.00%, 7/23/25	103	105,018
4.35%, 9/08/26	50	49,908
5.50%, 7/24/20	395	444,597
6.625%, 4/01/18	100	112,015
People’s United Bank NA
4.00%, 7/15/24	250	248,059
People’s United Financial, Inc.
3.65%, 12/06/22	83	83,369

	Principal Amount (000)	U.S. $ Value
PNC Bank NA
4.875%, 9/21/17	400	426,066
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(c)	100	102,550
Regions Financial Corp.
2.00%, 5/15/18	300	298,986
Santander Holdings USA, Inc./PA
2.65%, 4/17/20	200	197,017
3.45%, 8/27/18	130	134,644
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)	245	250,704
State Street Corp.
4.956%, 3/15/18	240	257,668
SunTrust Bank/Atlanta GA
7.25%, 3/15/18	145	164,089
Synchrony Financial
2.70%, 2/03/20	110	108,368
3.75%, 8/15/21	200	200,978
Wells Fargo & Co.
1.25%, 7/20/16	270	271,211
3.30%, 9/09/24	200	198,274
4.65%, 11/04/44	260	253,211
Series G
4.30%, 7/22/27	150	152,661
Series N
2.15%, 1/30/20	375	372,919
Zions BanCorporation
4.50%, 6/13/23	13	13,383

		13,456,870

Brokerage - 0.2%
TD Ameritrade Holding Corp.
2.95%, 4/01/22	115	114,867

Finance - 1.2%
GE Capital Trust I
6.375%, 11/15/67	170	182,157
General Electric Capital Corp.
5.875%, 1/14/38	140	171,718
HSBC Finance Capital Trust IX
5.911%, 11/30/35	370	370,555

		724,430

Insurance - 8.6%
Allstate Corp. (The)
3.15%, 6/15/23	200	201,407
6.125%, 5/15/37	78	80,145
American International Group, Inc.
3.75%, 7/10/25	225	224,984
6.40%, 12/15/20	285	336,656
8.175%, 5/15/58	65	87,100
Anthem, Inc.
7.00%, 2/15/19	255	292,187
Aon PLC
4.60%, 6/14/44	70	67,418
4.75%, 5/15/45	100	98,282

	Principal Amount (000)	U.S. $ Value
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)	200	208,579
Assurant, Inc.
2.50%, 3/15/18	105	106,233
Cigna Corp.
4.00%, 2/15/22	175	179,864
7.875%, 5/15/27	65	87,057
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)	42	55,509
Hartford Financial Services Group, Inc. (The)
5.375%, 3/15/17	190	201,800
5.50%, 3/30/20	100	112,232
6.10%, 10/01/41	45	53,999
Humana, Inc.
7.20%, 6/15/18	180	205,030
Lincoln National Corp.
3.35%, 3/09/25	265	259,455
4.85%, 6/24/21	200	218,952
8.75%, 7/01/19	82	100,518
Markel Corp.
7.125%, 9/30/19	59	69,088
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	187,500
MetLife, Inc.
Series C
5.25%, 6/15/20 (c)	91	90,772
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	90	137,464
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)	110	110,124
Principal Financial Group, Inc.
1.85%, 11/15/17	170	171,023
Progressive Corp. (The)
6.70%, 6/15/37	112	116,760
Prudential Financial, Inc.
4.50%, 11/15/20	239	261,412
5.375%, 5/15/45	200	197,500
5.625%, 6/15/43	93	96,585
Series B
5.75%, 7/15/33	135	154,497
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	140	140,754
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	90	114,228
UnitedHealth Group, Inc.
4.75%, 7/15/45	95	99,364
XLIT Ltd.
5.50%, 3/31/45	70	67,038
6.25%, 5/15/27	75	88,449

		5,279,965

	Principal Amount (000)	U.S. $ Value
REITS - 5.2%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	100	99,639
Brixmor Operating Partnership
3.875%, 8/15/22	120	119,068
DDR Corp.
9.625%, 3/15/16	105	110,232
EPR Properties
5.25%, 7/15/23	175	182,855
Essex Portfolio LP
3.25%, 5/01/23	56	54,221
3.375%, 1/15/23	125	123,430
HCP, Inc.
6.70%, 1/30/18	160	177,591
Health Care REIT, Inc.
2.25%, 3/15/18	107	107,594
4.00%, 6/01/25	85	84,321
5.25%, 1/15/22	140	153,407
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	140	136,390
Hospitality Properties Trust
5.00%, 8/15/22	210	218,853
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	91	89,713
Kimco Realty Corp.
6.875%, 10/01/19	70	81,850
Mid-America Apartments LP
3.75%, 6/15/24	115	114,709
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	108	106,824
Realty Income Corp.
5.75%, 1/15/21	210	236,598
Trust F/1401
5.25%, 12/15/24 (a)	230	240,856
Ventas Realty LP
4.125%, 1/15/26	120	120,213
Ventas Realty LP / Ventas Capital Corp.
2.00%, 2/15/18	216	217,071
Vornado Realty LP
5.00%, 1/15/22	215	232,170
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	151,229

		3,158,834

		22,734,966

Utility - 3.6%
Electric - 3.2%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	150	179,659
CMS Energy Corp.
6.25%, 2/01/20	165	190,006
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	109,731
Series 07-A
6.30%, 8/15/37	30	38,162

	Principal Amount (000)	U.S. $ Value
Dominion Resources, Inc./VA
4.70%, 12/01/44	135	134,292
Empresa Nacional de Electricidad SA/Chile
4.25%, 4/15/24	33	33,486
Entergy Corp.
4.00%, 7/15/22	153	155,916
Exelon Corp.
5.10%, 6/15/45	250	257,694
Exelon Generation Co. LLC
4.00%, 10/01/20	185	193,192
4.25%, 6/15/22	150	154,166
Jersey Central Power & Light Co.
4.70%, 4/01/24 (a)	196	206,466
Pacific Gas & Electric Co.
4.50%, 12/15/41	50	50,689
6.05%, 3/01/34	70	85,428
PacifiCorp
6.00%, 1/15/39	70	87,228
Potomac Electric Power Co.
6.50%, 11/15/37	65	85,447
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)	15	14,993

		1,976,555

Natural Gas - 0.4%
AGL Capital Corp.
5.25%, 8/15/19	105	115,756
NiSource Finance Corp.
6.80%, 1/15/19	100	114,758

		230,514

		2,207,069

Total Corporates - Investment Grade (cost $56,063,635)		56,364,770

GOVERNMENTS - TREASURIES - 3.8%
United States - 3.8%
U.S. Treasury Bonds
3.00%, 5/15/45	350	354,867
3.125%, 11/15/41-2/15/42	740	771,261
3.625%, 8/15/43-2/15/44	770	876,250
U.S. Treasury Notes
1.375%, 5/31/20	345	342,386

Total Governments - Treasuries (cost $2,172,036)		2,344,764

QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Mexico - 1.2%
Comision Federal de Electricidad
5.75%, 2/14/42 (a)	200	196,750
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23	372	358,867

	Principal Amount (000)	U.S. $ Value
4.875%, 1/24/22	95	98,658
5.50%, 6/27/44 (a)	15	13,875
6.625%, 6/15/35	70	74,900

Total Quasi-Sovereigns (cost $751,204)		743,050

CORPORATES - NON-INVESTMENT GRADE - 0.6%
Financial Institutions - 0.2%
Banking - 0.1%
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	100	105,327

Finance - 0.1%
Navient Corp.
4.875%, 6/17/19	46	43,930

		149,257

Industrial - 0.2%
Basic - 0.1%
Commercial Metals Co.
7.35%, 8/15/18	80	86,000

Energy - 0.1%
Transocean, Inc.
6.375%, 12/15/21	45	38,081

		124,081

Utility - 0.2%
Electric - 0.2%
FirstEnergy Transmission LLC
4.35%, 1/15/25 (a)	115	117,954

Total Corporates - Non-Investment Grade (cost $389,691)		391,292

	Shares
PREFERRED STOCKS - 0.6%
Financial Institutions - 0.6%
Banking - 0.3%
US Bancorp
6.00%	6,550	176,195

Insurance - 0.3%
Allstate Corp. (The)
5.10%	6,950	180,700

Total Preferred Stocks (cost $360,042)		356,895

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Colombia - 0.1%
Ecopetrol SA
5.875%, 9/18/23	$77	79,695

	Principal Amount (000)	U.S. $ Value
Brazil - 0.1%
Petrobras Global Finance BV
5.375%, 1/27/21	50	46,548

Total Governments - Sovereign Agencies (cost $129,933)		126,243

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Poland - 0.2%
Poland Government International Bond
4.00%, 1/22/24 (cost $99,297)	100	105,648

SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit Zero Coupon, 8/03/15 (cost $336,439)	336	336,439

Total Investments - 99.5% (cost $60,302,277) (d)		60,769,101
Other assets less liabilities - 0.5%		296,419

Net Assets - 100.0%		$61,065,520

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$930	5/06/20	1.656%	3 Month LIBOR	$(4,231)
Citigroup Global Markets, Inc./(CME Group)	320	5/02/34	3 Month LIBOR	3.363%	38,770
Citigroup Global Markets, Inc./(CME Group)	60	11/04/44	3 Month LIBOR	3.049%	4,502
Citigroup Global Markets, Inc./(CME Group)	60	5/05/45	3 Month LIBOR	2.562%	(1,776)
Morgan Stanley & Co., LLC/(CME Group)	770	11/29/23	2.793%	3 Month LIBOR	(42,319)
Morgan Stanley & Co., LLC/(CME Group)	345	1/28/24	2.861%	3 Month LIBOR	(19,286)

					$(24,340)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00%	0.58%	$34	$556	$(357)	$913

*	Termination Date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$600	6/10/43	3 Month LIBOR	3.191%	$60,533
JPMorgan Chase Bank	350	6/10/33	3 Month LIBOR	3.027%	23,205

					$83,738

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $6,175,750 or 10.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,126,395 and gross unrealized depreciation of investments was $(659,571), resulting in net unrealized appreciation of $466,824.

Glossary:

CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AB Corporate Income Shares

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$56,364,770		$	– 0	–	$56,364,770
Governments - Treasuries		– 0	–	2,344,764			– 0	–	2,344,764
Quasi-Sovereigns		– 0	–	743,050			– 0	–	743,050
Corporates - Non-Investment Grade		– 0	–	391,292			– 0	–	391,292
Preferred Stocks		356,895		– 0	–		– 0	–	356,895
Governments - Sovereign Agencies		– 0	–	126,243			– 0	–	126,243
Governments - Sovereign Bonds		– 0	–	105,648			– 0	–	105,648
Short-Term Investments		– 0	–	336,439			– 0	–	336,439

Total Investments in Securities		356,895		60,412,206			– 0	–	60,769,101
Other Financial Instruments*:
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	43,272			– 0	–	43,272
Credit Default Swaps		– 0	–	913			– 0	–	913
Interest Rate Swaps		– 0	–	83,738			– 0	–	83,738
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(67,612)			– 0	–	(67,612)

Total+		$356,895		$60,472,517		$	– 0	–	$60,829,412

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Shares

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.1%
Long-Term Municipal Bonds - 93.8%
Alabama - 2.7%
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.00%, 1/01/24	$2,000	$2,019,100
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	11,645	12,990,463
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
7.00%, 2/01/36	400	429,816
Selma Industrial Development Board (International Paper Co.)
Series 2010A
5.80%, 5/01/34	200	227,778
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2012
5.00%, 12/01/31	3,000	3,272,640

		18,939,797

Alaska - 0.0%
City of Koyukuk AK (Tanana Chiefs Conference)
Series 2011
7.75%, 10/01/41	100	114,829

Arizona - 1.4%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22	200	202,540
5.20%, 10/01/37	5,070	4,914,047
Downtown Phoenix Hotel Corp. (Downtown Phoenix Hotel Corp. Hotel Occupancy Tax)
FGIC Series 2005A
5.00%, 7/01/40	150	150,173
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2014
5.00%, 7/01/44 (a)	2,975	3,011,116
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	100	113,754
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	100	114,861
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	150	164,734

	Principal Amount (000)	U.S. $ Value
University of Arizona
Series 2014
5.00%, 8/01/33	1,000	1,130,470

		9,801,695

California - 7.8%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	100	113,549
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/31	1,460	1,658,896
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27	1,000	1,155,830
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/31-4/01/34	11,845	13,362,520
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	100	106,547
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/21 (Pre-refunded/ETM)	85	109,705
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32	1,000	1,078,990
Series 2014
5.00%, 1/01/35	1,335	1,315,376
California Municipal Finance Authority (Partnerships Uplift Cmnty Proj)
Series 2012A
5.30%, 8/01/47	1,025	1,042,343
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34	1,200	1,338,780
7.25%, 6/01/43	2,075	2,312,712
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	765	822,834
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	10,650	11,149,272
California School Finance Authority (Partnerships Uplift Cmnty Valley Proj)
Series 2014A
6.40%, 8/01/34	3,000	3,327,030
California School Finance Authority (TRI Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	740	790,623

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	530	566,263
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (a)	100	102,344
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44	1,200	1,196,340
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	100	119,000
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	158,571
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47	250	264,710
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	100	121,302
City of San Jose CA Airport Revenue
AMBAC Series 2007A
5.00%, 3/01/37	100	103,484
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	5,695	4,404,513
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (b)	1,000	1,151,200
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/31	1,000	1,079,410
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	1,450	1,525,762
Series 2014B
5.25%, 1/15/44	1,000	1,052,440
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36-12/01/43	1,685	1,682,015

	Principal Amount (000)	U.S. $ Value
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.)
Series 2006A1-SNR
5.125%, 6/01/46	1,500	1,214,940
Univ of California CA Revenues
5.00%, 5/15/33 (b)	1,000	1,143,740

		55,571,041

Colorado - 2.3%
Colorado Educational & Cultural Facilities Authority (Skyview Academy)
Series 2014
5.125%, 7/01/34 (a)	775	790,795
5.375%, 7/01/44 (a)	1,360	1,389,362
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,910	6,442,491
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,910	3,029,164
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	1,150	1,269,635
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,132,580
Park Creek Metropolitan District
Series 2005
5.50%, 12/01/37	200	202,910
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40	1,500	1,504,455
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	200	224,930

		15,986,322

Connecticut - 1.0%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (b)	1,000	1,140,210
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/31	5,000	5,652,400

		6,792,610

Delaware - 0.5%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.)
Series 2014
5.00%, 9/01/44-9/01/49	2,440	2,538,631

	Principal Amount (000)	U.S. $ Value
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	1,310	1,351,383

		3,890,014

District of Columbia - 0.2%
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	100	113,687
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	1,420	1,463,779

		1,577,466

Florida - 10.9%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46	100	116,649
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	1,100	1,188,253
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida)
Series 2012A
8.00%, 10/01/46	435	533,854
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	1,000	1,064,300
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,087,760
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41	3,200	2,995,712
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	6,725	7,828,236
Series 2015A
5.00%, 6/01/20	10,000	11,360,400
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,452,093
City of Tampa FL Solid Waste System Revenue
Series 2013
5.00%, 10/01/21	3,000	3,453,060

	Principal Amount (000)	U.S. $ Value
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	2,000	2,341,620
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	10,000	10,960,600
Series 2015A
5.00%, 10/01/31	1,100	1,224,036
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35-6/01/45 (a)	2,900	2,933,619
Marshall Creek Community Development District
Series 2015A
5.00%, 5/01/32	1,685	1,696,509
Martin County Health Facilities Authority (Martin Memorial Medical Center)
Series 2012
5.50%, 11/15/32-11/15/42	1,950	2,129,697
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	1,150	1,163,570
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	2,885	3,156,882
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	4,000	4,455,560
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/21 (Pre-refunded/ETM)	80	105,898
Series 2015A
5.00%, 10/01/40	2,000	2,125,960
Series 2015C
5.00%, 10/01/35-10/01/40	2,750	2,882,345
Palm Beach County Health Facilities Authority
Series 2007
5.875%, 11/15/17 (Pre-refunded/ETM)	100	111,335
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/24	3,000	3,527,430
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
5.625%, 4/01/43	3,765	4,128,398
Volusia County School Board COP
Series 2014B
5.00%, 8/01/31	1,625	1,828,937

		76,852,713

Georgia - 0.5%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	1,390	1,571,631
Series 2014A
5.00%, 1/01/33	1,820	2,048,301

		3,619,932

	Principal Amount (000)	U.S. $ Value
Idaho - 0.3%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	2,050	2,143,870
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	200	236,324

		2,380,194

Illinois - 10.4%
Chicago Board of Education
Series 2015C
5.25%, 12/01/39	5,375	4,849,486
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/23	4,285	4,783,988
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008
5.00%, 6/01/18	1,170	1,253,819
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (c)	1,050	977,644
Series 2015
6.00%, 12/01/30 (d)	2,320	2,317,193
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	3,600	3,903,912
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	3,000	3,156,150
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	465	448,364
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	427,752
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46	2,010	2,078,079
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.00%, 5/15/20	430	239,441
8.125%, 5/15/40	975	590,909

	Principal Amount (000)	U.S. $ Value
8.25%, 5/15/45	2,350	1,423,747
Series 2010B
7.75%, 5/15/20	305	169,864
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	3,500	3,523,135
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	4,750	5,026,402
Illinois Finance Authority (UNO Charter School Network, Inc.)
Series 2011A
7.125%, 10/01/41	100	111,523
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	6,700	7,749,689
Illinois State Toll Highway Authority
Series 2015A
5.00%, 1/01/31-1/01/32	3,125	3,540,637
State of Illinois
Series 2012
5.00%, 8/01/21-3/01/31	11,760	12,601,000
Series 2014
5.00%, 5/01/31-5/01/35	8,985	9,194,329
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	1,275	1,272,998
5.00%, 3/01/36	2,965	2,957,321
Series 2015B
6.00%, 3/01/36	1,040	1,037,504

		73,634,886

Indiana - 1.8%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana Inc (The))
Series 2010
5.125%, 8/15/27	1,000	1,100,440
5.50%, 8/15/40-8/15/45	3,020	3,268,934
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	1,000	1,069,000
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40-7/01/48	6,980	7,207,750

		12,646,124

Iowa - 0.1%
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46	1,110	971,994

	Principal Amount (000)	U.S. $ Value
Kentucky - 1.6%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	1,685	1,699,491
5.50%, 11/15/45	1,000	1,013,670
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.)
Series 2010A
6.00%, 6/01/30	200	227,164
6.375%, 6/01/40	1,525	1,730,204
6.50%, 3/01/45	1,000	1,132,940
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/42	4,745	5,196,914

		11,000,383

Louisiana - 1.5%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	2,130	2,418,807
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/35	2,100	2,077,929
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	400	466,048
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39	2,750	2,974,482
Series 2014A
7.50%, 7/01/23	1,250	1,288,862
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,665,653

		10,891,781

Maine - 0.2%
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	1,000	1,188,210

Maryland - 0.7%
City of Westminster MD (Lutheran Village at Miller’s Grant)
Series 2014D
3.875%, 7/01/19	1,125	1,148,085

	Principal Amount (000)	U.S. $ Value
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/31	3,245	3,541,431

		4,689,516

Massachusetts - 0.9%
Massachusetts Development Finance Agency (Lowell General Hospital)
Series 2013G
5.00%, 7/01/37	2,550	2,710,624
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	745	773,340
Massachusetts Development Finance Agency (North Hill Communities, Inc. Obligated Group)
Series 2013B
4.50%, 11/15/18 (a)	2,970	2,972,970

		6,456,934

Michigan - 5.8%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/32	4,400	4,671,216
5.25%, 7/01/39	2,575	2,748,246
City of Detroit MI Water Supply System Revenue
Series 2011C
5.00%, 7/01/41	1,060	1,102,781
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	130,192
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
Series 2014C
5.00%, 7/01/17-7/01/18	2,000	2,147,510
Series 2014C-1
5.00%, 7/01/44	1,750	1,789,900
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/29-7/01/34	2,100	2,220,821
Michigan Finance Authority (Detroit City School District State Aid)
Series 2015B
4.75%, 6/01/16 (a)	2,300	2,328,382
Michigan Finance Authority (Detroit City School District)
Series 2014E
2.85%, 8/20/15	3,700	3,702,257
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,179,940

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31-7/01/33	7,950	8,609,522
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/32-11/15/46	300	310,748
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	2,410	2,282,680
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	2,000	2,038,520
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	5,775	4,788,399

		41,051,114

Minnesota - 0.8%
St Paul Housing & Redevelopment Authority (HealthEast Obligated Group)
Series 2015A
5.25%, 11/15/35	4,105	4,320,759
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34 (d)	1,030	1,192,657

		5,513,416

Missouri - 0.5%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	100	107,125
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/31	3,240	3,637,580

		3,744,705

Nebraska - 0.5%
Central Plains Energy Project (Goldman Sachs Group Inc (The))
Series 2012
5.00%, 9/01/32-9/01/42	2,975	3,203,413

Nevada - 0.0%
City of Reno NV
Series 2007A
5.25%, 6/01/17 (Pre-refunded/ETM)	130	140,591

New Hampshire - 0.4%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	2,940	3,035,756

	Principal Amount (000)	U.S. $ Value
New Jersey - 3.7%
New Jersey Economic Development Authority
Series 2014U
5.00%, 6/15/21	3,500	3,775,870
New Jersey Economic Development Authority (Lions Gate Project)
Series 2014
5.25%, 1/01/44	3,600	3,656,052
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	767,553
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	2,850	3,093,732
Series 2000B
5.625%, 11/15/30	2,075	2,337,467
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	100	107,591
New Jersey State Turnpike Authority
Series 2013A
5.00%, 1/01/27-1/01/32	3,500	4,006,915
New Jersey Transportation Trust Fund Authority
Series 2014A
5.00%, 6/15/38	1,000	1,019,300
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	9,650	7,211,155

		25,975,635

New Mexico - 0.2%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	1,060	1,072,858

New York - 8.8%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/34	2,000	2,110,680
Build NYC Resource Corp. (South Bronx Charter School for International Cultures & The Arts)
Series 2013A
5.00%, 4/15/43	1,900	1,836,293
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	245	264,700
Metropolitan Transportation Authority
Series 2013B
5.00%, 11/15/27	5,125	5,936,288
Series 2013E
5.00%, 11/15/32	4,425	5,010,339

	Principal Amount (000)	U.S. $ Value
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (b)	190	217,789
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	75	73,880
6.70%, 1/01/49	454	436,562
Series 2014B
5.50%, 7/01/20	908	906,574
Series 2014C
2.00%, 1/01/49	514	41,102
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
Series 2012
5.00%, 7/01/37	300	319,611
New York City Industrial Development Agency (American Airlines, Inc.)
Series 2005
7.75%, 8/01/31	100	106,521
Series 2015B
1.00%, 8/01/28 (d)	3,500	3,506,160
New York Liberty Development Corp. (3 World Trade Center LLC)
Series 2014
5.00%, 11/15/44 (a)	2,900	2,916,907
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	100	105,695
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
Series 2005
5.25%, 10/01/35	1,325	1,544,553
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (b)	500	579,290
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015A
5.00%, 3/15/35	2,250	2,574,720
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
0.125%, 10/01/36 (e)	3,200	2,930,675
XLCA Series 2004A
0.08%, 1/01/39 (e)	4,100	3,686,322
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/37	2,000	2,230,240

	Principal Amount (000)	U.S. $ Value
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	1,125	1,114,605
Otsego County Capital Resource Corp. (Hartwick College)
Series 2015A
5.00%, 10/01/30-10/01/35	4,435	4,805,410
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/34	3,900	4,280,874
Series 2013178
5.00%, 12/01/33	5,000	5,590,800
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (b)	1,950	2,256,733
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
7.50%, 9/15/44 (a)(f)	360	271,512
Series 2014B
7.00%, 9/15/44 (a)	410	426,318
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	35	35,329
6.00%, 9/15/27-9/15/37	2,225	2,208,211
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	3,840	4,027,392

		62,352,085

North Carolina - 0.6%
North Carolina Medical Care Commission
Series 2005A
6.00%, 10/01/15 (Pre-refunded/ETM)	275	277,497
6.125%, 10/01/15 (Pre-refunded/ETM)	100	100,927
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/30	2,250	2,342,092
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2015A
5.00%, 9/01/37	1,735	1,716,644

		4,437,160

Ohio - 3.2%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	8,775	7,020,000
County of Erie OH (Firelands Regional Medical Center)
Series 2006A
5.25%, 8/15/46	1,115	1,124,634

	Principal Amount (000)	U.S. $ Value
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	2,300	2,151,673
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,030	1,059,468
County of Muskingum OH (Genesis Health System Obligated Group)
Series 2013
5.00%, 2/15/44-2/15/48	4,100	4,183,512
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2010B
3.75%, 6/01/33	1,400	1,424,066
Ohio State Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008C
3.95%, 11/01/32	5,000	5,029,850
Pinnacle Community Infrastructure Financing Authority
Series 2004A
6.25%, 12/01/36	1,000	1,012,700

		23,005,903

Oklahoma - 0.2%
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	1,125	1,196,888

Oregon - 0.1%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/19	650	709,976

Pennsylvania - 4.7%
Allegheny County Higher Education Building Authority (Chatham University)
Series 2012A
5.00%, 9/01/35	230	243,894
Bensalem Township School District
Series 2013
5.00%, 6/01/29	8,570	9,830,476
City of Philadelphia PA
Series 2013A
5.00%, 7/15/21	1,200	1,382,640
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	180	191,489
Series 2012
5.25%, 1/01/41	1,000	1,022,860

	Principal Amount (000)	U.S. $ Value
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	200	229,720
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.00%, 1/01/30	1,040	1,042,278
5.25%, 1/01/40	4,740	4,643,968
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	5,135	5,024,597
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	100	104,362
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	265	274,513
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	1,620	1,714,592
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	2,830	3,011,007
Pennsylvania Turnpike Commission
Series 2013A
5.00%, 12/01/43	4,000	4,317,360

		33,033,756

Puerto Rico - 0.4%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	3,045	2,873,080
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	335	284,666

		3,157,746

Rhode Island - 0.5%
Rhode Island Health & Educational Building Corp. (Tockwotton Home)
Series 2011
8.375%, 1/01/46	3,150	3,554,176

	Principal Amount (000)	U.S. $ Value
South Carolina - 0.3%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
Series 2013
5.00%, 5/01/43	1,000	1,004,380
5.125%, 5/01/48	1,000	1,004,680
South Carolina State Public Service Authority
5.00%, 1/01/32 (b)	400	424,315

		2,433,375

Tennessee - 1.0%
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	4,890	5,177,728
Shelby County Health Educational & Housing Facilities Board (Village at Germantown Inc (The))
Series 2012
5.25%, 12/01/42	1,000	1,013,260
5.375%, 12/01/47	800	813,728

		7,004,716

Texas - 10.4%
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41	120	140,250
Series 2013
5.00%, 1/01/42	3,500	3,676,505
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/42	6,800	7,273,688
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/30	1,965	2,225,009
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	3,155	3,286,027
Series 2015B
5.00%, 7/15/30-7/15/35	2,960	3,063,027
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	530	552,944
Series 2013
6.00%, 8/15/43	1,000	1,145,020
Dallas/Fort Worth International Airport
Series 2012E
5.00%, 11/01/35	1,500	1,599,375

	Principal Amount (000)	U.S. $ Value
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	3,150	3,312,288
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (b)	400	467,368
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	1,700	1,679,413
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	295,890
North Texas Tollway Authority
Series 2014B
5.00%, 1/01/31	8,975	9,838,126
Series 2015A
5.00%, 1/01/35	7,000	7,653,030
Red River Health Facilities Development Corp. (MRC Crestview)
Series 2011A
8.00%, 11/15/46	1,790	2,049,138
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	1,315	1,523,454
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.50%, 1/01/32	1,740	1,819,083
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38	2,180	2,355,642
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	200	206,016
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/30	4,000	4,233,800
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/39-11/15/44	3,325	3,317,068
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	1,065	1,102,914

	Principal Amount (000)	U.S. $ Value
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	1,000	1,199,700
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	660	786,476
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	200	235,276
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,600	4,399,452
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32	1,200	1,305,276
7.125%, 1/01/46	2,430	2,608,799
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37	75	90,789

		73,440,843

Utah - 0.1%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	95	103,134
Utah State Charter School Finance Authority
Series 2010
8.25%, 7/15/18 (Pre-refunded/ETM)	100	122,760
Utah State Charter School Finance Authority (Early Light Academy, Inc.)
Series 2010
8.50%, 7/15/46	100	119,421
Utah State Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	110,224

		455,539

Vermont - 0.0%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	200	203,596

Virginia - 2.4%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.15%, 3/01/35 (a)	1,000	1,000,710

	Principal Amount (000)	U.S. $ Value
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,030	1,034,697
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	300	316,908
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47	1,955	1,976,094
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	10,065	6,932,470
Virginia College Bldg Auth Virginia Lease 21st Century College Prog
Series 2013A
5.00%, 2/01/28 (b)	550	638,083
Virginia College Building Authority (Marymount University)
Series 2015B
5.25%, 7/01/35 (a)	1,000	1,014,610
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.50%, 1/01/42	3,580	3,871,913

		16,785,485

Washington - 3.1%
King County Public Hospital District No 4
Series 2015A
5.00%, 12/01/30	2,235	2,227,736
Port of Seattle WA
Series 2015C
5.00%, 4/01/33 (d)	5,035	5,530,847
Washington Health Care Facilities Authority (Multicare Health System Obligated Group)
Series 2012A
5.00%, 8/15/44	1,000	1,083,650
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42	3,350	3,641,182
Washington St GO
5.00%, 7/01/24 (b)	1,000	1,157,220
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47	2,650	2,793,869
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	3,215	3,463,680
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	2,265	2,125,673

		22,023,857

	Principal Amount (000)	U.S. $ Value
West Virginia - 0.3%
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	2,100	2,351,559

Wisconsin - 1.0%
University of Wisconsin Hospitals & Clinics Authority
Series 2013A
5.00%, 4/01/38	4,155	4,543,908
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.25%, 3/01/35 (a)	1,250	1,239,388
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44	1,000	1,054,290
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/30 (a)	545	548,935

		7,386,521

Total Long-Term Municipal Bonds (cost $645,180,630)		664,277,110

Short-Term Municipal Notes - 5.3%
Mississippi - 2.1%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2010H
0.01%, 11/01/35 (g)	5,000	5,000,000
Series 2011B
0.01%, 11/01/35 (g)	9,720	9,720,000

		14,720,000

Texas - 2.4%
Gulf Coast Industrial Development Authority (Exxon Mobil Corp.)
Series 2012
0.01%, 11/01/41 (g)	17,000	17,000,000

Wyoming - 0.8%
County of Lincoln WY (Exxon Capital Ventures, Inc.)
Series 1987C
0.01%, 7/01/17 (g)	3,480	3,480,000
County of Lincoln WY (Exxon Mobil Corp.)
Series 1985
0.01%, 8/01/15 (g)	2,500	2,500,000

		5,980,000

		U.S. $ Value
Total Short-Term Municipal Notes (cost $37,700,000)		37,700,000

Total Municipal Obligations (cost $682,880,630)		701,977,110

	Shares
SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.11% (h)(i) (cost $13,968,413)	13,968,413	13,968,413

Total Investments - 101.1% (cost $696,849,043) (j)		715,945,523
Other assets less liabilities - (1.1)%		(7,859,426)

Net Assets - 100.0%		$708,086,097

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00%	3.53%	$1,052	$72,102	$5,825
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	5,131
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	2,869
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	1,911
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,494	102,354	(836)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	48
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	(2,913)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	(96)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	(5,295)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	(4,178)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	737	50,465	(2,233)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	(3,486)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00%	3.53%	$1,111	$76,104	$(2,913)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	(5,346)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	(1,722)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	673	46,124	(1,927)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	1,052	72,102	(2,316)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53	5,940	406,575	32,041

				$1,619,352	$14,564

*	Termination date
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $40,184,220 or 5.7% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Illiquid security.
(d)	When-Issued or delayed delivery security.
(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2015 and the aggregate market value of these securities amounted to $6,616,997 or 0.93% of net assets.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,548,390 and gross unrealized depreciation of investments was $(4,451,910), resulting in net unrealized appreciation of $19,096,480.

As of July 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.1% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Shares

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2			Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alaska	$	– 0	–	$	– 0	–	$114,829	$114,829
Arizona		– 0	–		4,685,108		5,116,587	9,801,695
California		– 0	–		43,460,546		12,110,495	55,571,041
Colorado		– 0	–		14,481,867		1,504,455	15,986,322
Florida		– 0	–		69,230,462		7,622,251	76,852,713
Idaho		– 0	–		236,324		2,143,870	2,380,194
Illinois		– 0	–		53,890,901		19,743,985	73,634,886
Kentucky		– 0	–		8,287,222		2,713,161	11,000,383
Louisiana		– 0	–		4,550,508		6,341,273	10,891,781
Maryland		– 0	–		3,541,431		1,148,085	4,689,516
Massachusetts		– 0	–		3,483,964		2,972,970	6,456,934
Michigan		– 0	–		38,768,434		2,282,680	41,051,114
New Jersey		– 0	–		22,319,583		3,656,052	25,975,635
New York		– 0	–		50,308,404		12,043,681	62,352,085
North Carolina		– 0	–		– 0	–	4,437,160	4,437,160
Ohio		– 0	–		19,841,530		3,164,373	23,005,903
Oklahoma		– 0	–		– 0	–	1,196,888	1,196,888
Oregon		– 0	–		– 0	–	709,976	709,976
Pennsylvania		– 0	–		21,108,564		11,925,192	33,033,756
Rhode Island		– 0	–		– 0	–	3,554,176	3,554,176
South Carolina		– 0	–		424,315		2,009,060	2,433,375
Tennessee		– 0	–		5,177,728		1,826,988	7,004,716
Texas		– 0	–		58,511,264		14,929,579	73,440,843
Utah		– 0	–		110,224		345,315	455,539
Vermont		– 0	–		– 0	–	203,596	203,596
Virginia		– 0	–		12,773,984		4,011,501	16,785,485
Washington		– 0	–		11,412,899		10,610,958	22,023,857

Wisconsin	– 0	–	6,332,231		1,054,290		7,386,521
Other	– 0	–	71,846,191		– 0	–	71,846,191
Short-Term Municipal Notes	– 0	–	37,700,000		– 0	–	37,700,000
Short-Term Investments	13,968,413		– 0	–	– 0	–	13,968,413

Total Investments in Securities	13,968,413		562,483,684		139,493,426		715,945,523
Other Financial Instruments*:
Assets:
Centrally Cleared Credit Default Swaps	– 0	–	47,825		– 0	–	47,825
Liabilities:
Centrally Cleared Credit Default Swaps	– 0	–	(33,261)		– 0	–	(33,261)

Total+	$13,968,413		$562,498,248		$139,493,426		$715,960,087

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 4/30/15	$122,712,395	$122,712,395
Accrued discounts/(premiums)	(9,460)	(9,460)
Realized gain (loss)	51,301	51,301
Change in unrealized appreciation/depreciation	(1,541,592)	(1,541,592)
Purchases	21,223,576	21,223,576
Sales	(3,831,072)	(3,831,072)
Transfers in to Level 3	1,095,810	1,095,810
Transfers out of Level 3	(207,532)	(207,532)

Balance as of 7/31/15	$139,493,426	$139,493,426 +

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(1,447,572)	$(1,447,572)

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 69.0%
Industrial - 43.3%
Basic - 4.8%
BHP Billiton Finance USA Ltd.
1.875%, 11/21/16	$425	$428,947
Ecolab, Inc.
3.00%, 12/08/16	420	429,133
Freeport-McMoRan, Inc.
2.30%, 11/14/17	430	408,500
Glencore Funding LLC
2.125%, 4/16/18 (a)	435	428,991
Monsanto Co.
0.476%, 11/07/16 (b)	130	129,594
PPG Industries, Inc.
6.65%, 3/15/18	59	66,109
Rio Tinto Finance USA PLC
1.375%, 6/17/16	425	425,332

		2,316,606

Capital Goods - 2.8%
Caterpillar Financial Services Corp.
Series G	425	430,627
2.05%, 8/01/16
John Deere Capital Corp.
1.60%, 7/13/18	455	455,226
Republic Services, Inc.
3.80%, 5/15/18	410	431,234

		1,317,087

Communications - Media - 3.5%
CBS Corp.
1.95%, 7/01/17	425	427,618
Cox Communications, Inc.
5.50%, 10/01/15	135	136,029
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.40%, 3/15/17	425	430,288
NBCUniversal Enterprise, Inc.
0.826%, 4/15/16 (a)(b)	270	270,493
Time Warner Cable, Inc.
5.85%, 5/01/17	400	425,858

		1,690,286

Communications - Telecommunications - 4.5%
American Tower Corp.
2.80%, 6/01/20	440	435,698
AT&T, Inc.
1.40%, 12/01/17	435	431,977
British Telecommunications PLC
1.625%, 6/28/16	425	426,514
Deutsche Telekom International Finance BV
2.25%, 3/06/17 (a)	425	430,342
Verizon Communications, Inc.
2.00%, 11/01/16	425	428,748

		2,153,279

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 4.1%
Daimler Finance North America LLC
1.65%, 3/02/18 (a)	430	428,766
Ford Motor Credit Co. LLC
2.145%, 1/09/18	500	500,120
Harley-Davidson Financial Services, Inc.
2.15%, 2/26/20 (a)	435	432,432
Volkswagen International Finance NV
1.125%, 11/18/16 (a)	600	600,262

		1,961,580

Consumer Cyclical - Retailers - 1.9%
CVS Health Corp.
1.90%, 7/20/18	455	456,981
Walgreens Boots Alliance, Inc.
1.75%, 11/17/17	430	431,205

		888,186

Consumer Non-Cyclical - 10.7%
AbbVie, Inc.
1.75%, 11/06/17	265	265,419
1.80%, 5/14/18	165	164,550
Actavis Funding SCS
2.35%, 3/12/18	100	100,308
Allergan, Inc./United States
1.35%, 3/15/18	401	394,404
Amgen, Inc.
2.125%, 5/15/17	425	430,490
Baxalta, Inc.
2.00%, 6/22/18 (a)	448	447,797
Bayer US Finance LLC
1.50%, 10/06/17 (a)	430	431,014
Becton Dickinson and Co.
2.675%, 12/15/19	425	428,061
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	420	427,064
Express Scripts Holding Co.
2.65%, 2/15/17	420	427,030
Kraft Heinz Foods Co.
2.00%, 7/02/18 (a)	485	486,240
Kroger Co. (The)
3.90%, 10/01/15	135	135,668
Laboratory Corp. of America Holdings
2.625%, 2/01/20	430	428,090
PepsiCo, Inc.
1.25%, 4/30/18	435	433,041
Whirlpool Corp.
1.35%, 3/01/17	138	138,161

		5,137,337

	Principal Amount (000)	U.S. $ Value
Energy - 5.4%
Anadarko Petroleum Corp.
5.95%, 9/15/16	405	424,967
ConocoPhillips Co.
1.50%, 5/15/18	431	429,681
Energy Transfer Partners LP
2.50%, 6/15/18	450	450,660
Enterprise Products Operating LLC
1.65%, 5/07/18	435	433,651
Kinder Morgan, Inc./DE
3.05%, 12/01/19	435	431,391
Marathon Petroleum Corp.
3.50%, 3/01/16	419	424,976

		2,595,326

Technology - 5.6%
Apple, Inc.
1.00%, 5/03/18	435	430,592
Cisco Systems, Inc.
0.563%, 3/03/17 (b)	430	430,652
Hewlett-Packard Co.
2.65%, 6/01/16	425	430,146
KLA-Tencor Corp.
2.375%, 11/01/17	425	428,765
QUALCOMM, Inc.
1.40%, 5/18/18	435	429,946
Xerox Corp.
2.95%, 3/15/17	510	520,823

		2,670,924

		20,730,611

Financial Institutions - 24.5%
Banking - 21.7%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)	470	477,551
American Express Credit Corp.
1.55%, 9/22/17	432	433,057
Bank of America Corp.
Series L
1.95%, 5/12/18	430	429,616
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1.70%, 3/05/18 (a)	430	428,858
BB&T Corp.
2.05%, 6/19/18	425	429,925
Capital One Bank USA NA
1.15%, 11/21/16	430	427,922
Capital One Financial Corp.
2.45%, 4/24/19	430	429,905
Citigroup, Inc.
1.35%, 3/10/17	85	84,932
1.85%, 11/24/17	185	185,432
2.50%, 7/29/19	175	175,503
Fifth Third Bancorp
3.625%, 1/25/16	515	521,741
HSBC USA, Inc.
0.617%, 11/13/17 (b)	430	428,735

	Principal Amount (000)	U.S. $ Value
Huntington National Bank (The)
2.00%, 6/30/18	475	475,154
JPMorgan Chase & Co.
0.794%, 2/15/17 (b)	430	429,469
Manufacturers & Traders Trust Co.
1.45%, 3/07/18	565	560,751
Mizuho Bank Ltd.
0.719%, 4/16/17 (a)(b)	430	429,100
Morgan Stanley
1.75%, 2/25/16	125	125,577
1.875%, 1/05/18	300	300,955
PNC Bank NA
1.50%, 2/23/18	425	423,356
Regions Financial Corp.
2.25%, 9/14/18	475	475,300
Royal Bank of Canada
0.624%, 1/23/17 (b)	430	430,321
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	429	429,725
SunTrust Banks, Inc.
3.60%, 4/15/16	420	426,934
UBS AG/Stamford CT
1.375%, 8/14/17	475	473,422
US Bancorp
0.764%, 11/15/18 (b)	130	130,208
US Bank NA/Cincinnati OH
1.375%, 9/11/17	430	431,625
Wells Fargo & Co.
1.15%, 6/02/17	430	429,227

		10,424,301

Insurance - 1.9%
Prudential Financial, Inc.
4.75%, 9/17/15	425	427,022
UnitedHealth Group, Inc.
1.90%, 7/16/18	465	466,881

		893,903

REITS - 0.9%
Health Care REIT, Inc.
3.625%, 3/15/16	197	199,908
4.70%, 9/15/17	215	227,639

		427,547

		11,745,751

Utility - 1.2%
Electric - 1.2%
Dominion Resources, Inc./VA
1.95%, 8/15/16	425	428,553
Exelon Generation Co. LLC
2.95%, 1/15/20	130	130,623

		559,176

Total Corporates - Investment Grade (cost $33,064,946)		33,035,538

	Principal Amount (000)	U.S. $ Value
ASSET-BACKED SECURITIES - 16.7%
Autos - Fixed Rate - 7.2%
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	839	841,019
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	486	484,953
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20	812	812,714
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)	660	660,458
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17	674	673,906

		3,473,050

Autos - Floating Rate - 3.8%
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
0.757%, 1/15/22 (b)	903	899,803
GE Dealer Floorplan Master Note Trust
Series 2015-1, Class A
0.688%, 1/20/20 (b)	900	897,771

		1,797,574

Other ABS - Fixed Rate - 3.2%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)	1,000	999,788
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21	553	553,573

		1,553,361

Credit Cards - Floating Rate - 2.5%
American Express Issuance Trust II
Series 2013-1, Class A
0.467%, 2/15/19 (b)	1,200	1,198,693

Total Asset-Backed Securities (cost $8,026,107)		8,022,678

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3%
Non-Agency Fixed Rate CMBS - 8.4%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A2
2.962%, 11/10/46	435	448,877
Commercial Mortgage Trust
Series 2014-LC15, Class A2
2.84%, 4/10/47	440	452,275

	Principal Amount (000)	U.S. $ Value
GS Mortgage Securities Trust
Series 2014-GC20, Class A2
3.002%, 4/10/47	435	449,559
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class A2
2.665%, 1/15/46	440	450,249
Series 2013-C16, Class A2
3.07%, 12/15/46	435	450,056
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AM
5.782%, 8/12/43	430	445,697
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A2
3.085%, 8/15/46	435	451,210
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45	445	449,186
WFRBS Commercial Mortgage Trust
Series 2013-C16, Class A2
3.223%, 9/15/46	430	447,488

		4,044,597

Non-Agency Floating Rate CMBS - 0.9%
Resource Capital Corp. Ltd.
Series 2014-CRE2, Class A
1.238%, 4/15/32 (a)(b)	425	423,445

Total Commercial Mortgage-Backed Securities (cost $4,498,635)		4,468,042

GOVERNMENTS - TREASURIES - 4.8%
United States - 4.8%
U.S. Treasury Notes
0.875%, 7/15/18 (cost $2,289,579)	2,300	2,292,633

	Shares
SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.11% (c)(d) (cost $601,521)	601,521	601,521

Total Investments - 101.1% (cost $48,480,788) (e)		48,420,412
Other assets less liabilities - (1.1)%		(514,854)

Net Assets - 100.0%		$47,905,558

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME)	7,300	7/23/17	3 Month LIBOR	0.943%	$6,898
Citigroup Global Markets, Inc./(CME)	3,000	7/23/20	1.800%	3 Month LIBOR	(20,110)

					$(13,212)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $7,860,490 or 16.4% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $61,349 and gross unrealized depreciation of investments was $(121,725), resulting in net unrealized depreciation of $(60,376).

Glossary:

ABS	-	Asset-Backed Securities
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AB Taxable Multi-Sector Income Shares

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$33,035,538		$	– 0	–	$33,035,538
Asset-Backed Securities		– 0	–	6,469,317			1,553,361		8,022,678
Commercial Mortgage-Backed Securities		– 0	–	4,022,345			445,697		4,468,042
Governments - Treasuries		– 0	–	2,292,633			– 0	–	2,292,633
Short-Term Investments		601,521		– 0	–		– 0	–	601,521

Total Investments in Securities		601,521		45,819,833			1,999,058		48,420,412
Other Financial Instruments*:
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	6,898			– 0	–	6,898
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(20,110)			– 0	–	(20,110)

Total+		$601,521		$45,806,621			$1,999,058		$48,407,200

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities			Total
Balance as of 4/30/15	$1,554,193		$	– 0	–	$1,554,193
Accrued discounts/(premiums)	11			(230)		(219)
Realized gain (loss)	– 0	–		(2,883)		(2,883)
Change in unrealized appreciation/depreciation	(843)			(5,047)		(5,890)
Purchases	– 0	–		1,048,594		1,048,594
Sales	– 0	–		(594,737)		(594,737)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 7/31/15	$1,553,361			$445,697		$1,999,058

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(843)			$(5,047)		$(5,890)

As of July 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 21, 2015